NEW ACCOUNTING PRONOUNCEMENTS, ISSUED BUT NOT YET ADOPTED	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements Issued But Not Yet Adopted [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS, ISSUED BUT NOT YET ADOPTED
5.	NEW ACCOUNTING PRONOUNCEMENTS, ISSUED BUT NOT YET ADOPTED

IFRS 16, Leases – replaces the guidance in IAS 17 Leases and establishes principles for the recognition, measurement, presentation and disclosure of leases, with the objective of ensuring that lessees and lessors provide relevant information that faithfully represents those transactions.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019. The Company has completed an assessment of the impact on its consolidated financial statements. Based on this assessment, the Company expects to recognize right of use assets and associated lease liabilities. The Company will be applying IFRS 16 retrospectively, with the cumulative effect of initially applying the Standard recognised at the date of initial application (January 1, 2019) as an adjustment to the opening balance of retained earnings, which is expected to be immaterial.